Note Payable (Details) - Schedule of interest expense - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Schedule of interest expense [Abstract]
Principal amount	$ 18,900
Less: current portion	(14,654)
Note payable - long term portion	$ 4,246